Annual Operating Expenses {- Fidelity Global Commodity Stock Fund} - 10.31 Fidelity Global Commodity Stock Fund Retail PRO-09 - Fidelity Global Commodity Stock Fund - Fidelity Global Commodity Stock Fund
Dec. 30, 2021
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.27%
Total annual operating expenses	0.94%